Subsequent Events (Escrow) (Details) - Subsequent Event - Viggle - Discontinued Operations, Disposed of by Sale	Feb. 08, 2016 shares
Subsequent Event [Line Items]
Percentage of share issuance delivered to escrow agent	37.50%
Stock issued and delivered to escrow agent	562,600